Pension and Postretirement Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Schedule of Net Benefit Costs	Components of net periodic benefit cost and other supplemental information for the three and nine months ended September 30, 2024 and 2023 follow:
Three months ended September 30,

	Qualified and Non-qualified Pension Benefits
	United States		International		Postretirement Benefits
(Millions)	2024	2023	2024	2023	2024	2023
Net periodic benefit cost (benefit)
Operating expense
Service cost	$7	$—	$5	$—	$1	$—
Non-operating expense
Interest cost	23	—	5	—	3	—
Expected return on plan assets	(34)	—	(5)	—	(2)	—
Amortization of prior service benefit	(1)	—	—	—	(1)	—
Amortization of net actuarial loss	14	—	—	—	1	—
Total non-operating expense (benefit)	2	—	—	—	1	—
Total net periodic benefit cost (benefit)	$9	$—	$5	$—	$2	$—
Nine months ended September 30,

	Qualified and Non-qualified Pension Benefits
	United States		International		Postretirement Benefits
(Millions)	2024	2023	2024	2023	2024	2023
Net periodic benefit cost (benefit)
Operating expense
Service cost	$14	$—	$14	$—	$2	$—
Non-operating expense
Interest cost	46	—	15	—	6	—
Expected return on plan assets	(68)	—	(15)	—	(4)	—
Amortization of prior service benefit	(2)	—	—	—	(2)	—
Amortization of net actuarial loss	28	—	—	—	2	—
Total non-operating expense (benefit)	4	—	—	—	2	—
Total net periodic benefit cost (benefit)	$18	$—	$14	$—	$4	$—

The service cost component of defined benefit net periodic benefit cost is recorded in costs of product; costs of software and rentals; selling, general and administrative; and research and development. Components of net periodic benefit cost and other supplemental information for the years ended December 31, follow:

	For the years ended December 31,
(Millions)	2023	2022	2021
Net periodic benefit cost (benefit)
Operating expense
Service cost	$5	$6	$6
Non-operating expense
Interest cost	7	2	2
Expected return on plan assets	(3)	(1)	(1)
Other	—	2	3
Total non-operating expense (benefit)	4	3	4
Total net periodic benefit cost (benefit)	$9	$9	$10
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Amortization of transition asset	—	(1)	(1)
Prior service cost (benefit)	—	—	1
Net actuarial (gain) loss	52	(43)	(8)
Amortization of net actuarial income (loss)	1	(1)	(2)
Settlements	(1)	—	—
Foreign currency	(2)	(2)	(3)
Total recognized in other comprehensive (income) loss	$50	$(47)	$(13)
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	$59	$(38)	$(3)
Weighted-average assumptions used to determine net cost for years ended December 31,:

	Germany			All Others
	2023	2022	2021	2023	2022	2021
Discount rate - service cost	4.01%	1.33%	0.90%	7.64%	8.57%	7.51%
Discount rate - interest cost	4.06%	0.97%	0.53%	9.02%	9.28%	8.22%
Expected return on assets	4.79%	2.00%	2.00%	5.86%	7.16%	7.87%
Compensation rate increase	3.00%	3.00%	3.00%	2.40%	4.23%	4.22%